Schedule of transactions pending (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Transaction pending one [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.
Acquirer	3R Potiguar SA, subsidiary of 3R Petroleum Óleo e Gás SA
Signature date	2022-01
Transaction amount	$ 1,385
Transaction pending two [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields.
Acquirer	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)
Signature date	2022-02
Transaction amount	$ 478
Transaction pending three [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in the Albacora Leste concession, located predominantly in deep waters in the Campos Basin.
Acquirer	Petro Rio Jaguar Petróleo Ltda. (PetroRio), subsidiary of Petro Rio S.A.
Signature date	2022-04
Transaction amount	$ 1,951
Transaction pending four [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.
Acquirer	Cepsa Química S.A.
Signature date	2022-04
Transaction amount	$ 112
Transaction pending five [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará.
Acquirer	Grepar Participações Ltda.
Signature date	2022-05
Transaction amount	$ 34
Transaction pending six [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters in the post-salt, located in the Espírito Santo Basin.
Acquirer	BW Energy Maromba do Brasil Ltda (BWE)
Signature date	2022-06
Transaction amount	$ 15